Schedule of transactions with related parties (Details) - Total for all related parties [member]	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Interest income on loan to related party	$ 8,886	$ 11,500	$ 1,917
Management fee	3,817,305	4,900,000	4,900,000
Payment made on behalf to related parties	$ 1,145,396	$ 1,482,257	$ 4,725